Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

	As at December 31,
in USD ‘000	2019	2018
Bank deposits	69,370	138,640
Interest bearing deposits	—	—
Total cash and cash equivalents	69,370	138,640

Split by currency:

	2019	2018
CHF	14%	5%
USD	73%	89%
EUR	12%	5%
GBP	1%	1%